TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Provisions	R$ 2,328,849	R$ 2,185,825
Provisions
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Provisions	2,328,849	2,185,825	R$ 2,026,003	R$ 1,741,026
Tax Provisions
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Provisions	1,925,237	1,737,984
Labor provisions
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Provisions	369,041	413,179
Civil provisions
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Provisions	R$ 34,571	R$ 34,662